================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02650

                 RIVERSOURCE GOVERNMENT MONEY MARKET FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
         ---------------------------------------------------------------
             (Address of principal executive offices)       (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947
                                                     --------------

Date of fiscal year end:     12/31
                             -----
Date of reporting period:    12/31
                             -----

================================================================================

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
GOVERNMENT MONEY MARKET FUND
(FORMERLY SELIGMAN CASH MANAGEMENT FUND)

ANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2009
(Prospectus also enclosed)

RIVERSOURCE GOVERNMENT MONEY MARKET FUND SEEKS TO
PRESERVE CAPITAL AND TO MAXIMIZE LIQUIDITY AND
CURRENT INCOME.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    4

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   17

Notes to Financial Statements......   20

Report of Independent Registered
  Public Accounting Firm...........   33

Federal Income Tax Information.....   35

Board Members and Officers.........   36

Proxy Voting.......................   40




--------------------------------------------------------------------------------
               RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Government Money Market Fund (the Fund) gained 0.03% for the 12 months ended Dec. 31, 2009.

> The Fund's annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended Dec. 31, 2009. These yields more closely reflect the current earnings of the Fund than the total return.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2009)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
RiverSource Government Money
  Market Fund                      +0.03%   +1.73%   +2.26%   +2.14%
---------------------------------------------------------------------


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT DEC. 31, 2009
                                                                   SINCE
Without sales charge        1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  1/31/77)                  +0.03%   +1.73%   +2.26%   +2.14%       N/A
--------------------------------------------------------------------------
Class B (inception
  4/22/96)                  +0.01%   +1.11%   +1.45%   +1.42%       N/A
--------------------------------------------------------------------------
Class C (inception
  5/18/08)                  +0.01%     N/A      N/A      N/A      +0.02%
--------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                  +0.01%   +1.58%   +2.07%     N/A      +1.58%
--------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                 +0.03%   +1.91%   +2.48%     N/A      +1.80%
--------------------------------------------------------------------------

With sales charge
Class B (inception
  4/22/96)                  -4.99%   +0.12%   +1.07%   +1.42%       N/A
--------------------------------------------------------------------------
Class C (inception
  5/18/08)                  -0.99%     N/A      N/A      N/A      +0.02%
--------------------------------------------------------------------------



Sales charges do not apply to Class A, Class R2 and Class R5 shares. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class R2 and Class R5 are available to qualifying institutional investors only.

* For classes with less than 10 years performance.

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
               RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  3

MANAGER COMMENTARY -------------------------------------------------------------

Effective September 25, 2009, the Seligman Cash Management Fund changed its name to the RiverSource Government Money Market Fund. Its principal investment strategy was revised as follows: The Fund will normally invest at least 80% of its net assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Dear Shareholder,

RiverSource Government Money Market Fund (the Fund) Class A shares gained 0.03% for the 12 months ended Dec. 31, 2009. The annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended Dec. 31, 2009. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The Fund is intended to serve as a conservative investment.

SIGNIFICANT PERFORMANCE FACTORS
The annual period ended Dec. 31, 2009 was one characterized by historic shocks to the global financial system, which resulted in a liquidity freeze. In response, the Federal Reserve Board (the Fed) took dramatic action in an effort to restart the flow of credit, increase investor confidence and jump-start an economic recovery. All of these events had great impact on the money markets, especially during the first half of the year. The dominant theme in the money markets during the second half of the year was low yields, as the Fed maintained the targeted federal funds rate near zero throughout.

Shocks to the global financial system, which had peaked in September 2008, caused market participants to reduce risk in their investment portfolios in such dramatic fashion as to ultimately create credit, liquidity and confidence crises that lasted largely through the first quarter of 2009. In response to these crises, and in an effort to revive confidence, the Fed, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (FDIC), along with several global banking

PORTFOLIO BREAKDOWN(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

U.S. Government Agencies                  100.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.


--------------------------------------------------------------------------------
4  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



bodies, created a host of unprecedented programs and a new framework within which to improve liquidity and restart the flow of credit. For example, in an effort to restore confidence in retail and institutional money market funds, the U.S. Treasury Department created a Temporary Guarantee Program for money market funds. This and other temporary liquidity facilities helped to stabilize demand for money market funds as the annual period progressed. Indeed, as liquidity and confidence did return to the money markets during the second half of the year, the Temporary Guarantee Program expired in September 2009 with little effect on the asset class. Other facilities were extended until February 2010 in order to provide continued support to the money markets. The Fed announced the purchase of over $300 billion of Treasury securities would be completed by October 2009, months earlier than originally planned.

Interestingly, the comment period for the SEC proposals on various regulatory changes to the money market industry, including stricter liquidity and credit standards, shorter maturity profiles, etc., ended in September. These amendments have been passed, though have not yet been implemented. The changes, along with enhanced due diligence, are intended to help protect against market disruptions similar to those seen during the autumn of 2008 from developing in the future. Many money market funds, including the RiverSource money market funds, have been voluntarily complying with a good portion of the projected changes before the actual implementation of such regulatory amendments.





  We intend to continue to evaluate credits and make strategic decisions to balance an enhanced liquidity profile with providing current income.






--------------------------------------------------------------------------------
               RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


Most of the Fund's holdings during the annual period were fixed rate securities with one-to-three month maturities.

CHANGES TO THE FUND'S PORTFOLIO
We strategically adjusted the Fund's average weighted maturity (a measure of its price sensitivity to changes in interest rates) within a range of approximately 20 to 60 days as market conditions shifted. On an opportunistic basis, we extended the Fund's maturity profile in an effort to capture some higher yields offered by longer-term securities. However, the yields on Treasury and agency securities remained extremely low and quite stable throughout the annual period. As of Dec. 31, 2009, the average weighted maturity of the Fund was 62 days.

OUR FUTURE STRATEGY
We continue to observe improvement in economic activity across a number of leading indicators. Such "green shoots" have caused us to re-think whether the Fed will continue to maintain its near-zero targeted federal funds rate too far into 2010 or whether it may ultimately have to execute its much-talked-about exit strategy sooner than many anticipate. We believe the Fed may indeed implement such an exit strategy in 2010, and we therefore intend to maintain the Fund's average weighted maturity in the 30 to 60 day range during the months ahead so that the Fund is well positioned to take advantage of any Fed tightening in 2010 and the resultant rising rate environment. While we will certainly look for opportunities to add incremental yield, we will need a little help from the Fed.

We intend to continue to evaluate credits and make strategic decisions to balance an enhanced liquidity profile with providing current income. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust the portfolio accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields.


--------------------------------------------------------------------------------
6  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



(PHOTO - DAN TRONSTAD)

Dan Tronstad
Portfolio Manager


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
               RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JULY 1, 2009  DEC. 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.60(c)       .12%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.60        $0.61(c)       .12%(c)
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.66(c)       .13%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.55        $0.66(c)       .13%(c)
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.66(c)       .13%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.55        $0.66(c)       .13%(c)
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.66(c)       .13%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.55        $0.66(c)       .13%(c)
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.10        $0.81(c)       .16%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.40        $0.82(c)       .16%(c)
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2009: +0.00%* for Class A, +0.00%* for Class B, +0.00% for Class C, +0.00%* for Class R2 and +0.01% for Class R5.
(c) From time to time, RiverSource Investments, LLC (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager not limited the expenses of the Fund during the six months ended Dec. 31, 2009, the annualized expense ratio would have been 0.66% for Class A, 1.32% for Class B, 1.31% for Class C, 0.98% for Class R2 and 0.48% for Class R5. The actual expenses paid would have been $3.33 for Class A, $6.65 for Class B, $6.60 for Class C, $4.94 for Class R2 and $2.42 for Class R5; the hypothetical expenses paid would have been $3.36 for Class A, $6.72 for Class B, $6.67 for Class C, $4.99 for Class R2 and $2.45 for Class R5.

* Rounds to zero.


--------------------------------------------------------------------------------
               RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (100.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Federal Home Loan Bank
 Disc Nts
 01-04-10                            0.00%           $16,500,000(b)       $16,499,999
 01-05-10                            0.08              5,000,000            4,999,944
 02-05-10                            0.10              5,000,000            4,999,514
 02-12-10                            0.07             20,000,000           19,998,249
 02-24-10                            0.06             20,000,000           19,998,200
 11-03-10                            0.55              5,000,000            5,000,000
Federal Home Loan Mtge Corp
 Disc Nts
 02-03-10                            0.10              5,000,000            4,999,542
 03-24-10                            0.11             20,000,000           19,994,989
 03-29-10                            0.09             15,000,000           14,996,738
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $111,487,175)                                                     $111,487,175
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $111,487,175)(c)                                                  $111,487,175
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) For zero coupons, the interest rate disclosed (.001%) represents the annualized effective yield on the date of acquisition.

(c) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2009.



--------------------------------------------------------------------------------
10  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                FAIR VALUE AT DEC. 31, 2009
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                        $--          $111,487,175         $--        $111,487,175
---------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
12  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
DEC. 31, 2009


ASSETS
Investments in securities, at value (identified cost
  $111,487,175)                                                    $111,487,175
Cash                                                                    137,914
Capital shares receivable                                               439,838
Dividends and accrued interest receivable                                 4,482
Other assets                                                              3,719
-------------------------------------------------------------------------------
Total assets                                                        112,073,128
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                            31
Capital shares payable                                                  478,738
Accrued investment management services fees                               1,003
Accrued distribution fees                                                17,570
Accrued transfer agency fees                                            104,546
Accrued administrative services fees                                        182
Accrued plan administration services fees                                 1,343
Other accrued expenses                                                   44,344
-------------------------------------------------------------------------------
Total liabilities                                                       647,757
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $111,425,371
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,114,150
Additional paid-in capital                                          110,313,742
Excess of distributions over net investment income                       (2,521)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $111,425,371
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $89,878,036           89,888,902                       $1.00
Class B                     $ 4,745,466            4,744,006                       $1.00
Class C                     $13,538,936           13,518,927                       $1.00
Class R2                    $ 3,134,050            3,134,336                       $1.00
Class R5                    $   128,883              128,873                       $1.00
----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED DEC. 31, 2009


INVESTMENT INCOME
Income:
Interest                                                           $   416,022
Income from securities lending -- net                                    1,016
------------------------------------------------------------------------------
Total income                                                           417,038
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    518,174
Distribution fees
  Class A                                                               54,819
  Class B                                                               51,551
  Class C                                                              133,682
  Class C2*                                                              4,804
  Class R2                                                               6,985
Transfer agency fees
  Class A                                                              521,126
  Class B                                                               29,059
  Class C                                                               73,807
  Class C2*                                                              3,013
  Class R2                                                               9,063
  Class R5                                                              28,369
Administrative services fees                                            41,094
Plan administration services fees -- Class R2                            4,409
Compensation of board members                                            4,224
Custodian fees                                                          38,158
Printing and postage                                                    47,565
Registration fees                                                      105,767
Professional fees                                                       30,721
Temporary Guarantee Program Participation fees                          65,451
Other                                                                   14,149
------------------------------------------------------------------------------
Total expenses                                                       1,785,990
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (1,411,065)
------------------------------------------------------------------------------
Total net expenses                                                     374,925
------------------------------------------------------------------------------
Investment income (loss) -- net                                         42,113
------------------------------------------------------------------------------



*   Effective March 27, 2009, Class C2 shares converted to Class A shares

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED DEC. 31,                                                    2009           2008
OPERATIONS AND DISTRIBUTIONS
Net increase (decrease) in net assets resulting from
  operations                                                  $      42,113  $   2,132,997
------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (37,211)    (1,810,626)
    Class B                                                            (579)       (25,501)
    Class C                                                          (1,493)       (45,329)
    Class C2*                                                           (65)       (30,337)
    Class R2                                                           (296)        (7,603)
    Class R5                                                         (4,990)      (213,601)
  Net realized gain
    Class A                                                              --        (25,685)
    Class B                                                              --         (1,011)
    Class C                                                              --         (2,135)
    Class C2*                                                            --           (849)
    Class R2                                                             --           (114)
    Class R5                                                             --         (2,431)
------------------------------------------------------------------------------------------
Total distributions                                                 (44,634)    (2,165,222)

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


YEAR ENDED DEC. 31,                                                    2009           2008
CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                              $ 111,251,313  $ 339,626,601
  Class B shares                                                  2,700,244      6,669,730
  Class C shares                                                  9,024,006     17,207,377
  Class C2 shares*                                                       --      6,284,369
  Class R2 shares                                                 3,308,763      6,695,371
  Class R5 shares                                                12,630,747     21,128,370
Reinvestment of distributions at net asset value
  Class A shares                                                     39,430      1,846,932
  Class B shares                                                        470         27,994
  Class C shares                                                      1,298         51,428
  Class C2 shares*                                                       56         30,696
  Class R2 shares                                                       284          8,470
  Class R5 shares                                                     5,691        224,573
Conversions from Class B to Class A
  Class A shares                                                    789,457      1,882,113
  Class B shares                                                   (789,457)    (1,882,113)
Conversions from Class C2 to Class A*
  Class A shares                                                  2,491,332            N/A
  Class C2 shares                                                (2,491,332)           N/A
Payments for redemptions
  Class A shares                                               (148,817,648)  (352,129,587)
  Class B shares                                                 (4,105,737)    (5,331,721)
  Class C shares                                                (12,056,427)   (14,328,869)
  Class C2 shares*                                                 (359,865)    (7,474,257)
  Class R2 shares                                                (1,820,362)    (5,611,900)
  Class R5 shares                                               (32,945,721)   (15,423,295)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                  (61,143,458)      (497,718)
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (61,145,979)      (529,943)
Net assets at beginning of year                                 172,571,350    173,101,293
------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 111,425,371  $ 172,571,350
------------------------------------------------------------------------------------------
Excess of distributions over net investment income            $      (2,521) $          --
------------------------------------------------------------------------------------------


*   Effective March 27, 2009, Class C2 shares converted to Class A shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                  YEAR ENDED DEC. 31,
CLASS A                                            -------------------------------------------------
PER SHARE DATA                                      2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(a)     .01        .04        .04        .02
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(a)   (.01)(b)   (.04)      (.04)      (.02)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .03%      1.12%      4.09%      3.95%      2.20%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                              1.14%       .91%       .86%       .90%       .86%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            .25%       .79%       .86%       .90%       .86%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .03%      1.07%      4.03%      3.86%      2.15%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $90       $124       $133       $124       $133
----------------------------------------------------------------------------------------------------



                                                                    YEAR ENDED DEC. 31,
CLASS B                                            ----------------------------------------------------
PER SHARE DATA                                      2009       2008          2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00         $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(a)     .00(a)        .03        .03        .01
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(a)   (.00)(a),(b)  (.03)      (.03)      (.01)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00         $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%       .35%         3.00%      2.85%      1.11%
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                              1.99%      1.91%         1.86%      1.89%      1.86%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            .29%      1.53%         1.86%      1.89%      1.85%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .00%(a)    .33%         3.03%      2.86%      1.16%
-------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $5         $7            $7         $9        $13
-------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                    YEAR ENDED DEC. 31,
CLASS C                                            ----------------------------------------------------
PER SHARE DATA                                      2009       2008          2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00         $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(a)     .00(a)        .03        .03        .01
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(a)   (.00)(a),(b)  (.03)      (.03)      (.01)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00         $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%       .35%         3.00%      2.85%      1.11%
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                              1.96%      1.91%         1.86%      1.89%      1.86%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            .28%      1.53%         1.86%      1.89%      1.85%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .00%(a)    .33%         3.03%      2.86%      1.16%
-------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $14        $17           $14        $13        $13
-------------------------------------------------------------------------------------------------------



                                                                  YEAR ENDED DEC. 31,
CLASS R2*                                          -------------------------------------------------
PER SHARE DATA                                      2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(a)     .01        .04        .04        .02
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(a)   (.01)(b)   (.04)      (.04)      (.02)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%(e)    .93%      3.83%      3.69%      1.94%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                              1.32%      1.16%      1.11%      1.15%      1.11%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            .22%      1.01%      1.11%      1.15%      1.11%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .00%(a)    .84%      3.78%      3.61%      1.90%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $3         $2         $1        $--        $--
----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
18  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                  YEAR ENDED DEC. 31,
CLASS R5*                                          -------------------------------------------------
PER SHARE DATA                                      2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .00(a)     .01        .04        .04        .02
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(a)   (.01)(b)   (.04)      (.04)      (.02)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .03%      1.38%      4.36%      4.23%      2.48%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                               .94%       .63%       .59%       .60%       .58%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            .36%       .53%       .59%       .60%       .58%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                        .06%      1.33%      4.30%      4.16%      2.43%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $--        $20        $15        $12        $13
----------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
 * Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) Rounds to zero.
(b) In addition, the Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statements.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Government Money Market Fund (the Fund) (formerly Seligman Cash Management Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has 1.4 billion authorized shares of capital stock. The Fund will normally invest at least 80% of its net assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund offers Class A, Class B, Class C, Class R2 and Class R5 shares.

- Class A shares have no sales charge. Prior to June 12, 2009, Class A Shares may have been subject to a contingent deferred sales charge (CDSC).

- Class B shares may be subject to a CDSC and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively. Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Prior to June 13, 2009, Class R shares (redesignated to Class R2 shares) charged a 1% CDSC on shares sold within one year of initial purchase.

Effective March 27, 2009, Class C2 shares converted to Class A shares and as of this date the Fund no longer offers Class C2 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
20  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Administrative Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Effective June 15, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% as the Fund's net assets increase. Prior to June 15, 2009, the Investment Manager received an annual fee equal to 0.40% of the Fund's average daily net assets. The management fee for the year ended Dec. 31, 2009 was 0.37% of the Fund's average daily net assets. The reduction in the investment management services fee on June 15, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise

--------------------------------------------------------------------------------
22  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Financial), parent company of the Investment Manager. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 15, 2009, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. For the period from June 15, 2009 through Dec. 31, 2009, the fee was 0.03% of the Fund's average daily net assets. Prior to June 15, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 15, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Fund's Board of Directors (the Board) including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2009, other expenses paid to this company were $1,259.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Effective June 15, 2009, under a Transfer Agency Agreement (the Agreement), RiverSource Services Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Under the Agreement, the Fund pays the Transfer Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee

--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2 and Class R5. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC) owned by six associated investment companies, including the fund, provided shareholder servicing and transfer agency services to the Fund, as well as certain other Seligman funds. The Fund's ownership interest in SDC at Dec. 31, 2009 is included in other assets in the Statement of Assets and Liabilities at cost of $3,719. In January 2009, the Board approved the Fund's termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RiverSource Service Corporation to provide shareholder servicing and transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Jan. 1, 2009 to June 15, 2009, SDC charged the Fund $309,258 for shareholder account services in accordance with a methodology approved by the Fund's Board. Class R5 shares (formerly designated Class I shares prior to June 13, 2009) received more limited shareholder services than the Fund's other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to other classes of the Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Fund's relationship with SDC, the Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009, and amounted to $213,087, or 0.15% of the Fund's average daily net assets for the year ended Dec. 31, 2009. These Non-Recurring Charges are included in transfer agency fees in the Statement of Operations. The Non-Recurring Charges are included in the Fund's total expenses and are, therefore, subject to any expense waivers/reimbursements described below.

The Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC,

--------------------------------------------------------------------------------
24  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Dec. 31, 2009, the Fund's total potential future obligation over the life of the Guaranty is $202,642. The liability remaining at Dec. 31, 2009 for Non-Recurring Charges amounted to $103,953 and is included within accrued transfer agency fees in the Statement of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, effective June 15, 2009, the Fund pays the Transfer Agent an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For class B and class C shares, of the 1.00% fee, up to 0.75% was reimbursement for distribution expenses. For class R shares (redesignated to class R2 shares on June 13, 2009) of the 0.50% fee, up to 0.25% of the fee was reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $115,000 and $2,812,000 and for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $136 for Class A, $19,783 for Class B and $2,926 for Class C for the year ended Dec. 31, 2009. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A..............................................  0.25%
Class B..............................................  0.29
Class C..............................................  0.28
Class R2.............................................  0.22
Class R5.............................................  0.36


The waived/reimbursed fees and expenses for the transfer agency fees and other fees at the class level were as follows:

Class A...........................................  $576,852
Class B...........................................    60,228
Class C...........................................   151,119
Class R2..........................................    12,835
Class R5..........................................    45,056


The management fees, administrative services fees and other fees waived/reimbursed at the Fund level were $564,975.

Effective May 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Feb. 28, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.66%
Class B..............................................  1.32
Class C..............................................  1.31
Class R2.............................................  0.98
Class R5.............................................  0.48


TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program), through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Fund's participation in an extension of the Program through Sept. 18, 2009 (the Second Extended Term). The Fund filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.


--------------------------------------------------------------------------------
26  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



During the year ended Dec. 31, 2009, the Fund paid an upfront fee to the U.S. Department of Treasury to participate in the Program. The fee to participate in the Second Extended Term of the Program through Sept. 18, 2009, required a payment in the amount of 0.015% of the Fund's net asset value as of Sept. 19, 2008. The fees were amortized over the period of the participation in the Program and are shown on the Fund's Statement of Operations. The cost to participate was borne by the Fund without regard to any contractual expense limitation currently in effect, if any. However, to the extent the investment manager voluntarily limited the expenses of the Fund for the purposes of supporting its yield, the cost to participate in the Program may have been absorbed by the Investment Manager. The Program expired on the close of business on Sept. 18, 2009.

4. LENDING OF PORTFOLIO SECURITIES

Effective May 15, 2009, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2009, the Fund had no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $1,016 earned from securities lending for the year ended Dec. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing the prior credit facilities. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to the Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility.

For the period from June 17, 2009 through to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Prior to June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of

--------------------------------------------------------------------------------
28  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings during the year ended Dec. 31, 2009

6. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                            2009      2008
----------------------------------------------------------------
Ordinary income                              $44,634  $2,165,222


At Dec. 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income......................  $   131
Undistributed accumulated long-term gain...........  $    --
Unrealized appreciation (depreciation).............  $(2,621)


7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Feb. 22, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on

--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the

--------------------------------------------------------------------------------
30  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
32  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE GOVERNMENT MONEY MARKET FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Government Money Market Fund (the
Fund) (formerly Seligman Cash Management Fund) of the RiverSource Government Money Market Series, Inc. as of December 31, 2009, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights of the Fund for the periods presented through December 31, 2008, were audited by other auditors whose report dated February 27, 2009, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the 2009 financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Government Money Market Fund of the RiverSource Government Money Market Series, Inc. at December 31, 2009, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
Feb. 22, 2010


--------------------------------------------------------------------------------
34  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Dec. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................    100.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  35

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 71                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  37

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 44                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Ameriprise Certificate Company and RiverSource Service
New York, NY 10010                               Corporation since 2009; Chief Compliance Officer for
Age 58                                           each of the Seligman funds since 2004; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004 and        Ameriprise Financial, Inc. since 2005; Compliance
Minneapolis, MN 55474      Identity Theft        Director, Ameriprise Financial, Inc., 2004-2008
Age 46                     Prevention Officer
                           since 2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT  39

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
40  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2009 ANNUAL REPORT

RIVERSOURCE GOVERNMENT MONEY MARKET FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             SL-9905 A (3/10)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

          (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne
          P. Jones, each qualify as audit committee financial experts.

Item 4.   Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Government Money Market Fund, Inc. were as follows:

                                 2009 - $21,885

(b) Audit-Related Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional audit-related services rendered related to the semiannual financial statement review, the transfer agent 17Ad-13 review and other consultations and services required to complete the audit for RiverSource Government Money Market Fund, Inc. were as follows:

                                  2009 - $2,184

(c) Tax Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Government Money Market Fund, Inc. were as follows:

                                  2009 - $2,862

(d) All Other Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Government Money Market Fund, Inc. were as follows:

                                    2009 - $0

   (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 were pre-approved by the audit committee.

(f)   Not applicable.

(g) Non-Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2009 - $803,732

(h) 100% of the services performed in item (g) above during 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.   Audit Committee of Listed Registrants. Not applicable.

Item 6.   Investments.

(a)   The complete schedule of investments is included in Item 1 of this Form
      N-CSR.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

            (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

            (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

            (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
            Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

            (a)(3) Not applicable.

            (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          RiverSource Government Money Market Fund, Inc.

By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date  March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date  March 5, 2010

By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date  March 5, 2010